Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of credit risk exposure [line items]
Total	£ 227,123	£ 321,442
Trade receivables
Disclosure of credit risk exposure [line items]
Total	149,855	143,336
Accrued income
Disclosure of credit risk exposure [line items]
Total	14,194	13,160
Other financial assets
Disclosure of credit risk exposure [line items]
Total	716	243
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	£ 62,358	£ 164,703